QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 25, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2014 and 2013 (in thousands, except per share amounts):

	Fiscal Year 2014 Quarters Ended
	Sept. 25	Dec. 25	March 26	June 25
Revenues	$683,924	$704,395	$758,408	$758,725
Income before provision for income taxes	$42,582	$57,713	$80,815	$35,178
Net income	$29,212	$39,744	$56,263	$28,820
Basic net income per share	$0.44	$0.59	$0.85	$0.44
Diluted net income per share	$0.42	$0.58	$0.82	$0.43
Basic weighted average shares outstanding	66,693	66,811	66,479	65,009
Diluted weighted average shares outstanding	68,802	68,628	68,342	66,824

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999